Cash - Schedule of Cash (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 1,620	$ 9,005
Cash at bank	927,598	2,771,632
Total, cash	$ 929,218	$ 2,780,637